Stockholders' and Members' Equity - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Jul. 02, 2021 shares
Class Of Stock [Line Items]
Preferred stock, authorized		1,000,000
Preferred stock, par value | $ / shares		$ 0.0001
Preferred stock, issued		0
Preferred stock, outstanding		0
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		464,103,972
Common stock, shares outstanding		464,103,972
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized		1,000,000,000
Unvested Class A common stock
Class Of Stock [Line Items]
Common stock, shares issued		7,821,091
Common stock, shares outstanding		7,821,091
Common stock, par value | $ / shares		$ 0.0001
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		9,980,906
Common stock, shares outstanding		9,980,906
Common stock, par value | $ / shares		$ 0.0001
Issuance of common units		14,999,998
Common stock, shares authorized		20,000,000
Unvested Common Class B
Class Of Stock [Line Items]
Issuance of employee compensation		848,238
Class B-1 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		4,990,453
Common stock, shares outstanding		4,990,453
Common stock, par value | $ / shares		$ 0.0001
Common stock shares related to employee compensation, unvested		424,119
Common stock conversion, description		Class B-1 common shares vest and automatically convert into shares of Class A Common Stock on a 1-for-1 basis if the volume weighted average price (“VWAP”) of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Common stock shares conversion ratio		1
Common stock shares convertible stock price trigger | $ / shares		$ 12.50
Common stock shares convertible threshold trading days		20 days
Common stock shares convertible threshold consecutive trading days		30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares		$ 12.50
Class B-1 Common Stock | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued		2,509,546
Common stock, shares outstanding		2,509,546
Common stock conversion, description		Class B-1 common units vest and automatically convert into Class A common units of Alight Holdings on a 1-for-1 basis if the VWAP of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Common stock shares conversion ratio		1
Common stock shares convertible stock price trigger | $ / shares		$ 12.50
Common stock shares convertible threshold trading days		20 days
Common stock shares convertible threshold consecutive trading days		30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares		$ 12.50
Class B-2 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		4,990,453
Common stock, shares outstanding		4,990,453
Common stock, par value | $ / shares		$ 0.0001
Common stock shares related to employee compensation, unvested		424,119
Common stock conversion, description		Class B-2 common shares vest and automatically convert into shares of Class A common shares on a 1-for-1 basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Common stock shares conversion ratio		1
Common stock shares convertible stock price trigger | $ / shares		$ 15.00
Common stock shares convertible threshold trading days		20 days
Common stock shares convertible threshold consecutive trading days		30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares		$ 15.00
Class B-2 Common Stock | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued		2,509,546
Common stock, shares outstanding		2,509,546
Common stock conversion, description		Class B-2 common units vest and automatically convert into Class A common units of Alight Holdings on a 1-for-1 basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Common stock shares conversion ratio		1
Common stock shares convertible stock price trigger | $ / shares		$ 15.00
Common stock shares convertible threshold trading days		20 days
Common stock shares convertible threshold consecutive trading days		30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares		$ 15.00
Class B-3 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		0
Common stock, shares outstanding		0
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized		10,000,000
Class V Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		77,459,687
Common stock, shares outstanding		77,459,687
Common stock, par value | $ / shares		$ 0.0001
Common stock shares conversion ratio		1
Common stock, shares authorized		175,000,000
Common shares, votes per share | Vote		1
Shares, outstanding	77,459,687	77,459,687
Class Z Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		5,595,577			8,671,507
Common stock, shares outstanding		5,595,577
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized		12,900,000
Shares, outstanding	5,595,577	5,595,577
Class Z-A Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		5,046,819
Common stock, shares outstanding		5,046,819
Common stock, par value | $ / shares		$ 0.0001
Class Z-B-1 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		274,379
Common stock, shares outstanding		274,379
Common stock, par value | $ / shares		$ 0.0001
Class Z-B-2 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		274,379
Common stock, shares outstanding		274,379
Common stock, par value | $ / shares		$ 0.0001
Class Z Common Units
Class Of Stock [Line Items]
Common stock, shares issued		3,075,930
Common stock, shares outstanding		3,075,930
Class Z-A Common Units
Class Of Stock [Line Items]
Common stock, shares issued		2,774,272
Common stock, shares outstanding		2,774,272
Class Z-B-1 Common Units
Class Of Stock [Line Items]
Common stock, shares issued		150,829
Common stock, shares outstanding		150,829
Class Z-B-2 Common Units
Class Of Stock [Line Items]
Common stock, shares issued		150,829
Common stock, shares outstanding		150,829
Class A Units
Class Of Stock [Line Items]
Common stock, shares outstanding		541,563,659
Shares, outstanding		464,103,972
Held by non controlling interest		77,459,687
Common Class A Units
Class Of Stock [Line Items]
Common units granted	0		0	0
Common units/stock voting rights		Each holder of Class A common units is entitled to one vote per unit.
Common Class A-1 Units
Class Of Stock [Line Items]
Common units granted	643		0	0
Common units/stock voting rights		Holders of Class A-1 common units are not entitled to voting rights.
Common Class B Units
Class Of Stock [Line Items]
Common units granted	0		7,459	2,587
Common units/stock voting rights		Holders of Class B common units are not entitled to voting rights.